Fair value measurements - Gains Losses From Credit Risks (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Asset Management | Variable Interest Entity, Primary Beneficiary
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Option, Changes in Fair Value, Gain (Loss)			$ 0	$ (1,942)
Asset Management | Consolidated Balance Including Variable Interest Entity
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Option, Changes in Fair Value, Gain (Loss)			0	(1,942)
Insurance Solutions
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Option, Changes in Fair Value, Gain (Loss)	$ 4,594	$ (219)	(4,178)	105
Insurance Solutions | Corporate loans
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Option, Changes in Fair Value, Gain (Loss)	1,123	(180)	75	0
Insurance Solutions | Other invested assets
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Option, Changes in Fair Value, Gain (Loss)	3,471	(39)	(4,253)	105
Insurance Solutions | Variable Interest Entity, Primary Beneficiary
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Option, Changes in Fair Value, Gain (Loss)	(915)	(525)	(863)	174
Insurance Solutions | Consolidated Balance Including Variable Interest Entity
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Option, Changes in Fair Value, Gain (Loss)	$ 3,679	$ (744)	$ (5,041)	$ 279